Segment Information (Details) - Schedule of reportable business segments - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Segment Information (Details) - Schedule of reportable business segments [Line Items]
Revenues	$ 5,089,017	$ 4,800,000	$ 10,218,032	$ 9,600,000	$ 19,286,964	$ 19,200,000
Costs of revenues	5,415,184	4,725,000	11,147,615	9,450,000	19,662,297	18,900,000
Gross profit	(326,167)	75,000	(929,583)	150,000	(375,333)	300,000
Operating expenses	1,527,555	73,441	2,867,762	200,526	557,071	413,115
Other expense	72,892	1,510	74,108	3,020
Net income (loss)	(1,926,614)	49	(3,871,453)	(53,546)	(936,846)	(100,562)
Amortization	592,891		1,504,834		469,286
General Support Services [Member]
Segment Information (Details) - Schedule of reportable business segments [Line Items]
Revenues	4,800,000	4,800,000	9,600,000	9,600,000	19,200,000	19,200,000
Costs of revenues	4,725,000	4,725,000	9,450,000	9,450,000	18,900,000	18,900,000
Gross profit	75,000	75,000	150,000	150,000	300,000	300,000
Net income (loss)	75,000	75,000	150,000	150,000	300,000	300,000
Financial Services [Member]
Segment Information (Details) - Schedule of reportable business segments [Line Items]
Revenues	289,017		618,032		86,964
Costs of revenues	690,184		1,697,615		762,297
Gross profit	(401,167)		(1,079,583)		(675,333)
Operating expenses	278,232		681,287		83,944
Other expense	1,185		2,401
Net income (loss)	(680,584)		(1,763,271)		(759,549)
Amortization	591,955		1,503,898		469,286
Corporate/Other [Member]
Segment Information (Details) - Schedule of reportable business segments [Line Items]
Operating expenses	1,249,323	73,441	2,186,475	200,526	473,127	413,115
Other expense	71,707	1,510	71,707	3,020
Net income (loss)	(1,321,030)	(74,951)	(2,258,182)	(203,546)	$ (477,297)	$ (400,562)
Amortization	$ 936		$ 936